Long-Term Debt and Notes Payable - Schedule of Debt Instruments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Debt Instruments [Abstract]
Senior Secured Term Loan	$ 23,696,417	$ 27,680,703
Seller Promissory Note	15,000,000	15,000,000
Merchant Cash Advances	948,982
Convertible Notes Payable at fair value	891,363
Private loans	3,556,750	3,469,500
Total	44,093,512	46,150,203
Less: unamortized financing cost	(834,853)	(2,147,346)
Less: current portion including amortization	(9,080,910)	(6,516,651)
Long-term debt, net of current portion	$ 34,177,749	$ 37,486,206